Income taxes - Schedule of breakdown of research and development expenses (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
R&D expenses		$ 2,064,493	$ 2,369,145	$ 944,909
Less: Investment tax credits		0	(231,007)	(127,325)
R&D expenses, net	$ 817,584	$ 2,064,493	$ 2,138,138	$ 817,584	$ 1,003,705